Goodwill - Schedule of Changes in Carrying Amount of Goodwill, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Roll Forward]
Balance at beginning of year	$ 2,650	$ 2,678
Foreign currency translation	57	(28)
Balance at end of year	2,707	2,650
Goodwill	$ 0	$ 1,814